Document and Entity Information	12 Months Ended
May 08, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	May 08, 2012
Document Effective Date	May 08, 2012
Prospectus Date	May 08, 2012